As filed with the Securities and Exchange Commission on August 8, 1997

                                    Registration No.333-24879


SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14



REGISTRATION STATEMENT UNDER THE SECURITIES
 ACT OF 1933                                          / X /





        PRE-EFFECTIVE AMENDMENT NO.                  /   /





        POST-EFFECTIVE AMENDMENT NO. 1              / X /



OPPENHEIMER DISCIPLINED VALUE FUND
(Exact Name of Registrant as Specified in Charter)

Two World Trade Center, New York, New York 10048-0203
(Address of Principal Executive Offices)

212-323-0200
(Registrant's Telephone Number)


Andrew J. Donohue, Esq.
Executive Vice President & General Counsel
OppenheimerFunds, Inc.
Two World Trade Center, New York, New York 10048-0203

(212) 323-0256
(Name and Address of Agent for Service)




No filing fee is due because the Registrant has previously registered an indefinite number of shares under Rule 24f-2; a Rule 24f-2 notice for the year ended October 31, 1996 was filed on December 26, 1996.

Pursuant to Rule 429, this Registration Statement relates to shares previously registered by the Registrant on Form N-1A (Reg.
No. 2-75276; 811-3346).

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page
Cross-Reference Sheet


Part A

Proxy Statement for Oppenheimer Value Stock Fund and
Prospectus for Oppenheimer Disciplined Value Fund


Part B

Statement of Additional Information


Part C

Other Information
Signatures
Exhibits

FORM N-14
OPPENHEIMER DISCIPLINED VALUE FUND
Cross Reference Sheet

Part A of
Form N-14
Item No.  Proxy Statement and Prospectus Heading and/or Title of
Document
--------- -------------------------------------------------------
1    (a)  Cross Reference Sheet
     (b)  Front Cover Page
     (c)  *
2    (a)  *
     (b)  Table of Contents
3    (a)  Comparative Fee Tables
     (b)  Synopsis
     (c)  Principal Risk Factors
4    (a)  Synopsis; Approval of the Reorganization; Comparison
          between Oppenheimer Disciplined Value Fund and Oppenheimer Value Stock Fund; Miscellaneous
     (b)  Approval of the Reorganization - Capitalization Table
5    (a)  Registrant's Prospectus; Comparison Between Oppenheimer
                    Disciplined Value Fund and Oppenheimer Value
          Stock Fund
     (b)  *
     (c)  *
     (d)  *
     (e)  Miscellaneous
     (f)  Miscellaneous
6    (a)  Prospectus of Oppenheimer Value Stock Fund; Annual
          Report of Oppenheimer Disciplined Value Fund; Comparison Between Oppenheimer Disciplined Value Fund and Oppenheimer Value Stock Fund
     (b)  Miscellaneous
     (c)  *
     (d)  *
7    (a)  Synopsis; Information Concerning the Meeting
     (b)  *
     (c)  Synopsis; Information Concerning the Meeting
8    (a)  Proxy Statement
     (b)  *
9         *

Part B of
Form N-14
Item No.  Statement of Additional Information Heading
--------- -------------------------------------------
10        Cover Page
11        Table of Contents
12   (a)  Registrant's Statement of Additional Information
     (b)  *
     (c)  *
13   (a)  Statement of Additional Information about Value Stock
          Fund
     (b)  *
     (c)  *
14        Registrant's Statement of Additional Information;
          Statement of Additional Information about Oppenheimer Value Stock Fund; Annual Report of Oppenheimer Value Stock Fund at 12/31/96; Registrant's Annual Report at 10/31/96


Part C of
Form N-14
Item No.  Other Information Heading
--------- -------------------------
15        Indemnification
16        Exhibits
17        Undertakings
_______________
* Not Applicable or negative answer


               INCORPORATION BY REFERENCE


The following documents are hereby incorporated by reference in this Post-Effective Amendent No.1 to the Registration Statement on Form N-14 of Oppenheimer Disciplined Fund:

Part A:   Proxy Statement for Oppenheimer Value Stock Fund, and
Prospectus for Oppenheimer Disciplined Value Fund - Incorporated herein by reference to Registration Statement on Form N-14 of Oppenheimer Disciplined Value Fund dated 5/9/97.

          Prospectus of Oppenheimer Disciplined Value Fund dated
December 16,1996, as supplemented May 1, 1997 - Incorporated herein by reference to Registration Statment on Form N-14 of Oppeneheimer Disciplined Value Fund dated 5/9/97.

Part B:   Statement of Additional Information of Oppenheimer
Disciplined Value Fund dated December 16, 1996 - Incorporation herein by reference to Registration Statement on Form N-14 of Oppenheimer Disciplined Value Fund dated 5/9/97.




                  OPPENHEIMER SERIES FUND, INC.

                            FORM N-14

                              PART C

                        OTHER INFORMATION


Item 15.   Indemnification

     Reference is made to Article IV of Registrant's Declaration of Trust filed as Exhibit 24(b)(1) to Registrant's Registration
Statement and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.



Item 16.  Exhibits

1.   Amended and Restated Articles of Incorporation dated January
     6, 1995: Filed with Registrant's Post-Effective Amendment No. 28, 3/1/96, and Incorporated herein by reference.

1.1  Articles Supplementary dated September, 1995:  Filed with
     Registrant's Post-Effective Amendment No. 28, 3/1/96, and incorporated herein by reference.

1.2  Articles Supplementary dated May, 1995:  Filed with
     Registrant's Post-Effective Amendment No. 28, 3/1/96, and incorporated herein by reference.

1.3  Articles Supplementary dated November 15, 1996: Filed with
     Registrant's Post-Effective Amendment No. 31, 12/16/96, and incorporated herein by reference.

2. By-Laws: Filed with Registrant's Post-Effective Amendment No. 28, 3/1/96, and incorporated herein by reference.

3.   Not Applicable

4. Agreement and Plan of Reorganization: See Exhibit A to Part A of the Registration Statement.

5.   (a)  Oppenheimer Disciplined Allocation Fund  Specimen Class
          A Share Certificate: Filed with Registrant's Post-Effective Amendment No.31, 12/16/96, and incorporated herein by reference.

     (b) Oppenheimer Disciplined Allocation Fund Specimen Class B Share Certificate: Filed with Registrant's Post-Effective Amendment No.31, 12/16/96, and incorporated herein by reference.

     (c)  Oppenheimer Disciplined Allocation Fund  Specimen Class
          C Share Certificate: Filed with Registrant's Post-Effective Amendment No.31, 12/16/96, and incorporated herein by reference.

     (d)  Oppenheimer Disciplined Value Fund Specimen Class A Share
          Certificate: Filed Filed with Registrant's Post-Effective Amendment No.31, 12/16/96, and incorporated herein by reference.

     (e)  Oppenheimer Disciplined Value Fund Specimen Class B Share
          Certificate: Filed with Registrant's Post-Effective
          Amendment No.31, 12/16/96, and incorporated herein by reference.

     (f)  Oppenheimer Disciplined Value Fund Specimen Class C Share
          Certificate: Filed with Registrant's Post-Effective
          Amendment No.31, 12/16/96, and incorporated herein by reference.

     (g)  Oppenheimer Disciplined Value Fund Specimen Class Y Share
          Certificate: Filed with Registrant's Post-Effective
          Amendment No.31, 12/16/96, and incorporated herein by reference.

     (h)  Oppenheimer LifeSpan Balanced Fund Specimen Class A Share
          Certificate: Filed with Registrant's Post-Effective Amendment No.31, 12/16/96, and incorporated herein by reference.
     (i)  Oppenheimer LifeSpan Balanced Fund Specimen Class B Share
          Certificate: Filed with Registrant's Post-Effective Amendment No.31, 12/16/96, and incorporated herein by reference.

     (j)  Oppenheimer LifeSpan Balanced Fund Specimen Class C Share
          Certificate: Filed with Registrant's Post-Effective
          Amendment No.31, 12/16/96, and incorporated herein by reference.

     (k)  Oppenheimer LifeSpan Growth Fund Specimen Class A Share
          Certificate: Filed with Registrant's Post-Effective
          Amendment No.31, 12/16/96, and incorporated herein by reference.

     (l)  Oppenheimer LifeSpan Growth Fund Specimen Class B Share
          Certificate: Filed with Registrant's Post-Effective
          Amendment No.31, 12/16/96, and incorporated herein by reference.

     (m)  Oppenheimer LifeSpan Growth Fund Specimen Class C Share
          Certificate: Filed with Registrant's Post-Effective
          Amendment No.31, 12/16/96, and incorporated herein by reference.

     (n)  Oppenheimer LifeSpan Income Fund Specimen Class A Share
          Certificate: Filed with Registrant's Post-Effective
          Amendment No.31, 12/16/96, and incorporated herein by reference.

     (o)  Oppenheimer LifeSpan Income Fund Specimen Class B Share
          Certificate: Filed with Registrant's Post-Effective
          Amendment No.31, 12/16/96, and incorporated herein by reference.

     (p)  Oppenheimer LifeSpan Income Fund Specimen Class C Share
          Certificate: Filed with Registrant's Post-Effective
          Amendment No.31, 12/16/96, and incorporated herein by reference.

6. Investment Advisory Agreement between the Registrant, on behalf of Connecticut Mutual Total Return Account and
     OppenheimerFunds, Inc. and schedule of omitted substantially similar documents: Filed with Registrant's Post-Effective
     Amendment No. 29, 4/30/96, and incorporated herein by reference.

6.1  Investment Subadvisory Agreement between OppenheimerFunds,
     Inc. and Pilgrim, Baxter & Associates, Ltd. (for CMIA LifeSpan Balanced Account) and schedule of omitted substantially similar documents: Filed with Registrant's Post-Effective
     Amendment No. 29, 4/30/96, and incorporated herein by reference.

6.2 Investment Subadvisory Agreement between OppenheimerFunds, Inc. and BEA Associates (for CMIA LifeSpan Balanced Account) and schedule of omitted substantially similar documents:
     Filed with Registrant's Post-Effective Amendment No. 29, 4/30/96, and incorporated herein by reference.

6.3  Investment Subadvisory Agreement between OppenheimerFunds,
     Inc. and Babson-Stewart Ivory International (for CMIA LifeSpan Balanced Account) and schedule of omitted substantially similar documents: Filed with Registrant's Post-Effective
     Amendment No. 29, 4/30/96, and incorporated herein by reference.

7. General Distributor's Agreement between Registrant on behalf of Oppenheimer Disciplined Allocation Fund OppenheimerFunds Distributor, Inc. and schedule of omitted substantially similar documents: Filed with Registrant's Post-Effective Amendment No. 29, 4/30/96, and incorporated herein by reference.

7.1 General Distributor's Agreement between Registrant on behalf of Oppenheimer Disciplined Value Fund: Filed with
     Registrant's Post-Effective Amendment No. 29, 4/30/96, and incorporated herein by reference.

8.   Not Applicable

9. Master Custodian Agreement between Registrant, on behalf of each series of the Registrant (except the Municipal Accounts), and State Street Bank and Trust Company: Filed with
     Registrant's Post-Effective Amendment No. 28, 3/1/96, and incorporated herein by reference.

9.1  Amendment (LifeSpan Funds) to Custodian Agreement between
     Registrant and State Street Bank and Trust Company: Filed with Registrant's Post-Effective Amendments No. 28, 3/1/96, and incorporated herein by reference.

10. (i) Service Plan and Agreement between Oppenheimer Disciplined Allocation Fund and OppenheimerFunds Distributor, Inc. for
     Class A Shares and schedule of substantially similar omitted documents: Filed with the Registrant's Post-Effective
     Amendment No. 29, 4/30/96, and incorporated herein by reference.

     (ii) Distribution and Service Plan and Agreement with OppenheimerFunds Distributor, Inc. for Class B Shares of Oppenheimer Disciplined Allocation Fund and schedule of substantially similar omitted documents: Filed with the Registrant's Post-Effective Amendment No. 29, 4/30/96, and incorporated herein by reference.

     (iii) Distribution and Service Plan and Agreement with OppenheimerFunds Distributor, Inc. for Class C Shares of Oppenheimer Disciplined Allocation Fund and schedule of substantially similar omitted documents: Filed with the Registrant's Post-Effective Amendment No. 29, 4/30/96, and incorporated herein by reference.

     (iv) Service Plan and Agreement between Oppenheimer
     Disciplined Value Fund and OppenheimerFunds Distributor, Inc. for Class A shares: Filed with Registrant's Post-Effective
     Amendment No. 31, 12/16/96, and incorporated herein by reference.

     (v) Distribution and Service Plan and Agreement with
     OppenheimerFunds Distributor, Inc. for Class B shares of
     Oppenheimer Disciplined Value Fund: Filed with Registrant's
     Post-Effective Amendment No. 31, 12/16/96, and incorporated herein by reference.

     (vi) Distribution and Service Plan and Agreement with OppenheimerFunds Distributor, Inc. for Class C shares of Oppenheimer Disciplined Value Fund: Filed with Registrant's Post-Effective Amendment No. 31, 12/16/96, and incorporated herein by reference.

11. Opinion and Consent of Counsel dated 2/28/96: Filed as an exhibit to 24f-2 notice.

12. Tax Opinion and Consent Relating to the Reorganization: Filed herewith.

13.  Not Applicable.

14.  Consent of Independent Auditors: Previously filed with
     Registrant's Registration Statement on Form N-14, 5/9/97, and incorporated herein by reference.

15.  Not Applicable.

16.  Powers of Attorney:  Filed with Registrant's Post-Effective
     Amendment No. 31, 12/16/96, and incorporated herein by reference.

17.  (i)  Declaration of Registrant's Predecessor under Rule 24f-2:
     Previously filed with Registrant's Registration Statement on
     Form N-14, 5/9/97, and incorporated herein by reference.

     (ii) (a) Financial Data Schedules of Registrant: Previously filed with Registrant's Registration Statement on Form N-14, 5/9/97, and incorporated herein by reference.

          (b) Financial Data Schedules of Value Stock Fund:
          Previously filed with Registrant's Registration Statement on Form N-14, 5/9/97, and incorporated herein by reference.
                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 8th day of August, 1997.


                OPPENHEIMER DISCIPLINED VALUE FUND



               BY: /s/ Bridget A. Macaskill*
                      Bridget A. Macaskill, President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signatures           Title                    Date
_______________      ______                   ____________


/s/ Leon Levy                                 Chairman of the     August 8, 1997
Leon Levy*           Board of Trustees



/s/ George Bowen                              Chief Financial     August 8, 1997
George Bowen*        and Accounting
                     Officer and Treasurer


/s/ Bridget A. Macaskill                      Principal Executive August 8, 1997
Bridget A. Macaskill*                         Officer, President
                     and Trustee


/s/ Robert G. Galli                           Trustee        August 8, 1997
Robert G. Galli*


/s/ Benjamin Lipstein                         Trustee        August 8, 1997
Benjamin Lipstein*


/s/ Elizabeth B. Moynihan                     Trustee        August 8, 1997
Elizabeth B. Moynihan*


/s/ Kenneth A. Randall                        Trustee        August 8, 1997
Kenneth A. Randall*


/s/ Edward V. Regan                           Trustee        August 8, 1997
Edward V. Regan*



/s/ Russell S. Reynolds                       Trustee        August 8, 1997
Russell S. Reynolds, Jr.*


/s/ Donald W. Spiro                           Trustee        August 8, 1997
Donald W. Spiro*


/s/ Pauline Trigere                           Trustee        August 8, 1997
Pauline Trigere*


/s/ Clayton K. Yeutter                        Trustee        August 8, 1997
Clayton K. Yeutter*


*By:
    /s/ Robert G. Zack
    Robert G. Zack, Attorney-in-Fact

                OPPENHEIMER DISCIPLINED VALUE FUND


                        Index to Exhibits
                       -----------------

Exhibit No.          Description
-----------          -----------
16(12)               Tax Opinion and Consent Relating to the
                     Reorganization



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